Retirement benefits - Defined benefit plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Service cost	$ 33	$ 41
Administration fees	2	2
Settlement loss	0	1
Curtailment gain related to disposal of pulp mills	0	2
Finance expense, net	2	1
Defined benefit plans expense	37	43
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Service cost	0	0
Administration fees	0	0
Settlement loss	0	0
Curtailment gain related to disposal of pulp mills	0	0
Finance expense, net	1	1
Defined benefit plans expense	$ 1	$ 1